Share-based payment arrangements - Subsidiary Plans (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Subsidiary Plans [Line Items]
Outstanding at beginning of period	10,916,086	8,472,827	5,075,734
Number of share options granted in share-based payment arrangement	5,424,000	4,076,982	3,634,183
Exercised During the Year	2,238,187	514,410	237,090
Forfeited During the Year	687,781	1,119,313	0
Outstanding at end of period	13,414,118	10,916,086	8,472,827
Gelesis [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period		0	3,681,732
Number of share options granted in share-based payment arrangement			0
Exercised During the Year			0
Expired During the Year			110,386
Forfeited During the Year			3,571,346
Outstanding at end of period			0
Alivio [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period	3,888,168	3,698,244	2,393,750
Number of share options granted in share-based payment arrangement	197,398	189,924	1,329,494
Exercised During the Year	2,373,750	0	3,125
Expired During the Year	506,260	0	0
Forfeited During the Year	1,205,556	0	21,875
Outstanding at end of period	0	3,888,168	3,698,244
PureTech LYT [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period		0	2,180,000
Number of share options granted in share-based payment arrangement			0
Exercised During the Year			0
Expired During the Year			0
Forfeited During the Year			2,180,000
Outstanding at end of period			0
Commense
Subsidiary Plans [Line Items]
Outstanding at beginning of period		0	540,416
Number of share options granted in share-based payment arrangement			0
Exercised During the Year			0
Expired During the Year			0
Forfeited During the Year			540,416
Outstanding at end of period			0
Entrega
Subsidiary Plans [Line Items]
Outstanding at beginning of period	962,000	972,000	914,000
Number of share options granted in share-based payment arrangement	0	0	58,000
Exercised During the Year	525,000	0	0
Expired During the Year	87,500	0	0
Forfeited During the Year	0	10,000	0
Outstanding at end of period	349,500	962,000	972,000
Follica
Subsidiary Plans [Line Items]
Outstanding at beginning of period	1,309,040	1,309,040	1,229,452
Number of share options granted in share-based payment arrangement	1,383,080	0	79,588
Exercised During the Year	0	0	0
Expired During the Year	6,000	0	0
Forfeited During the Year	0	0	0
Outstanding at end of period	2,686,120	1,309,040	1,309,040
Karuna [Member]
Subsidiary Plans [Line Items]
Outstanding at beginning of period		0	1,949,927
Number of share options granted in share-based payment arrangement			0
Exercised During the Year			0
Expired During the Year			0
Forfeited During the Year			1,949,927
Outstanding at end of period			0
Sonde
Subsidiary Plans [Line Items]
Outstanding at beginning of period	2,192,834	1,829,004	22,500
Number of share options granted in share-based payment arrangement	0	363,830	1,806,504
Exercised During the Year	0	0	0
Expired During the Year	51,507	0	0
Forfeited During the Year	92,323	0	0
Outstanding at end of period	2,049,004	2,192,834	1,829,004
Vedanta Biosciences
Subsidiary Plans [Line Items]
Outstanding at beginning of period	1,741,888	1,450,100	1,373,750
Number of share options granted in share-based payment arrangement	451,532	493,951	154,193
Exercised During the Year	52,938	813	0
Expired During the Year	76,491	0	0
Forfeited During the Year	72,354	201,350	77,843
Outstanding at end of period	1,991,637	1,741,888	1,450,100